UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
September 30, 2010

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities – 79.8%
	Residential – 79.8%
$ 4,952	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.376%	12/25/36	Caa1	$ 3,736,001
1,685	Aesop Funding II LLC, 144A	4.640%	5/20/16	AAA	1,795,897
1,835	AmeriCredit Automobile Receivables Trust Series 2010-2 Class E, 144A	8.660%	10/10/17	BB	1,895,728
10,116	Asset Backed Funding Corporation, Asset-Backed Certificates, Series 2006-OPT3	0.416%	11/25/36	Caa3	4,817,001
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates, Series 2006-OPT1	0.496%	9/25/36	A	555,377
2,130	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Aa2	2,006,672
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	6.001%	2/10/51	BBB	1,117,967
7,735	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	3.358%	10/25/35	BB	6,594,234
3,928	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.920%	6/25/47	CCC	3,133,786
7,472	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2006-4	5.524%	10/25/36	CCC	5,178,934
10,132	Bear Stearns Alt-A Trust, Mortgage Pass- Through Certificates, Series 2006-8	0.416%	6/25/46	CC	4,423,308
6,287	Bear Stearns ARM Trust, Mortgage Pass- Through Certificates, Series 2007-1	5.331%	2/25/47	CCC	4,350,590
3,300	Bear Stearns Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP28	5.835%	9/11/42	A+	3,313,622
5,000	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.406%	6/25/37	A+	3,468,753
5,143	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.345%	2/25/37	CCC	3,713,273
2,107	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	5.474%	3/25/36	Caa3	1,678,758
5,726	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.064%	8/25/35	Ba2	4,168,810
6,083	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.304%	11/25/36	CCC	3,731,201
4,751	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.688%	11/25/36	CCC	3,007,039
3,678	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	5.809%	7/25/37	Caa3	2,743,458
1,527	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-J11	6.000%	10/25/35	CCC	1,142,211
700	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	B	681,360
4,500	Countrywide Asset-Backed Certificates Trust 2006-22	0.366%	5/25/47	A-	4,141,987
8,211	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.406%	3/25/47	B-	5,555,062
9,580	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.506%	4/25/36	BB-	8,193,997
5,578	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certificates Series 2005-12	5.431%	3/25/36	CCC	3,794,197
4,940	Dominos Pizza Master Issuer LLC, Series 2007-1, 144A	5.261%	4/25/37	BBB-	4,947,794
11,346	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates	6.384%	12/25/36	AAA	1,602,953
24,300	Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	26,103,522
3,000	Federal National Mortgage Association (MDR) (WI/DD)	6.500%	TBA	AAA	3,271,407
52	Federal National Mortgage Association 878334	6.000%	5/01/36	AAA	56,261
43	Federal National Mortgage Association 933166	6.000%	11/01/37	AAA	46,441
64	Federal National Mortgage Association 972305	6.000%	2/01/38	AAA	68,614
222	Federal National Mortgage Association 988936	6.000%	8/01/38	N/R	238,610
79	Federal National Mortgage Association AD0208	6.000%	8/01/39	AAA	84,841
5,958	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	CCC	4,543,381
5,163	First Horizon Alternative Mortgage Securities, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	CCC	4,363,999
434	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.840%	5/25/37	CCC	328,854
4,362	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.785%	8/25/37	CC	3,412,128
30,490	Freddie Mac Mortgage Pool 3179	6.363%	7/15/36	AAA	4,256,205
6,374	Freddie Mac Multi-Class Certificates, Series 3175	6.893%	6/15/36	AAA	789,977
9,403	Freddie Mac Multi-Class Certificates, Series 3351	6.413%	12/15/36	AAA	1,054,297
15,346	Freddie Mac Multi-Class Certificates, Series 3411	6.743%	8/15/36	AAA	1,933,212
22,140	Freddie Mac Multi-Class Certificates, Series 3415	6.043%	8/15/35	AAA	2,472,859
19,283	Freddie Mac Multi-Class Certificates, Series 3591	6.143%	6/15/39	AAA	2,059,438
15,772	Freddie Mac Multi-Class Certificates, Series 3591	5.943%	10/15/39	AAA	1,524,384
32,435	Freddie Mac Multi-Class Certificates, Series 3623	5.963%	1/15/40	AAA	4,009,185
2,870	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A, (3)	5.532%	12/26/46	AAA	2,492,021
5,255	GMAXM Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2005-AF2	6.000%	12/25/35	CC	3,991,950
4,826	Goldman Sachs GSAA Home Equity Trust Asset-Backed Certificates Trust 2007-1	0.336%	2/25/37	Caa1	2,707,858
2,760	Goldman Sachs Mortgage Company, GSAMP Mortgage Pass-Through Certificates, Series 2006-FM3	0.486%	11/25/36	CCC	1,076,115
1,000	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass- Through Certificates, Series 2005-GG5.11	5.224%	4/10/37	Aaa	1,079,624
4,838	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	5.607%	4/25/36	CCC	3,680,339
6,848	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	5.636%	5/25/47	CCC	5,177,417
5,300	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.366%	10/25/36	CCC	2,272,399
3,744	IndyMac INDA Mortgage Loan Trust 2006- AR1, Pass-Through Certificates	5.735%	8/25/36	AAA	3,623,933
7,327	IndyMac INDA Mortgage Loan Trust Series 2007-AR3	5.982%	7/25/37	B2	5,848,684
1,483	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	5.334%	6/25/37	CCC	1,204,609
7,525	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	5.141%	8/15/42	A2	6,711,935
4,183	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.440%	5/15/45	Aaa	4,147,701
3,300	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-CIBC20	6.103%	2/12/51	Aaa	3,048,059
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass Through Certificates	5.493%	2/15/40	BBB	6,014,121
2,600	LB UBS Commercial Mortgage Trust, Series 2005-C5	5.017%	9/15/40	A+	2,638,446
2,241	Leaf II Receivables Funding LLC, 144A	5.000%	2/20/22	N/R	2,145,953
7,183	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	5,811,613
1,411	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.406%	6/25/37	CCC	1,099,840
1,278	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset Backed Certificates, Series 2007-MLN1	0.366%	3/25/37	CCC	842,449
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Notes, Series 2005-A9	4.749%	12/25/35	B+	6,579,472
5,000	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-LC1	5.500%	1/12/44	Aa2	4,770,364
2,378	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006-7	6.141%	6/25/36	CCC	1,464,554
1,635	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-HQ13	5.569%	12/15/44	A+	1,619,406
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.544%	11/12/49	Aaa	4,588,698
4,629	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	4.766%	3/25/36	CCC	2,809,633
2,621	Nomura Asset Acceptance Corporation, Alternative Loan Trust Mortgage Pass- Through Certificates Series 2005-AR4	3.017%	8/25/35	Ba3	1,811,322
3,400	NovaStar Mortgage Funding Corporation, Home Equity Loan Asset-Backed Certificates, Series 2007-2	0.436%	9/25/37	CCC	1,172,816
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	2,830,890
3,506	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.357%	5/25/35	CCC	2,353,902
7,899	Residential Asset Mortgage Products Inc, GMACM Mortgage Pass-Through Certificates Series 2005-AR5	3.198%	9/19/35	CCC	6,426,159
3,538	Residential Asset Securitization Trust 2006-A7CB	6.500%	7/25/36	Caa3	2,162,440
5,354	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	5.717%	7/27/37	CC	3,847,059
3,291	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	5.966%	9/25/36	CCC	2,575,290
5,083	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	5.625%	4/25/37	Caa3	3,593,028
4,557	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	CCC	3,943,715
4,711	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	5.850%	8/25/36	CCC	3,998,345
5,422	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.359%	2/20/47	CCC	4,468,047
4,078	Sonic Capital LLC, 144A	5.096%	12/20/31	Baa2	4,093,819
4,880	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	5.559%	4/25/37	CCC	3,722,916
1,464	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.915%	10/25/37	B3	1,156,662
2,798	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.902%	10/25/37	B3	2,187,508
7,596	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.771%	2/25/37	CCC	5,682,209
625	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.509%	4/15/47	Aaa	622,230
1,247	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS9	7.470%	4/25/33	A	1,186,377
4,345	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	CC	3,030,062
6,348	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.453%	12/25/36	CCC	4,799,773
2,313	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	6.297%	12/28/37	CCC	1,715,180
1,104	Wells Fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass Through Certificates	5.110%	10/25/36	CCC	936,504
537	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	5.552%	10/25/36	CCC	437,411
2,369	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR10	5.467%	7/25/36	CCC	1,892,803
1,382	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.843%	9/25/36	Caa2	1,151,668
675	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.977%	9/25/36	Caa1	625,801
2,280	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	3.808%	4/25/36	BB	2,019,641
543,848	Total Residential				317,998,355
$ 543,848	Total Mortgage-Backed Securities (cost $301,843,415)				317,998,355
	PPIP Limited Partnership - 17.3%
$ –	Wellington Management Legacy Securities PPIF, LP, (3)	N/A	N/A	N/A	$ 68,967,187
$ –	Total PPIP Limited Partnership (cost $61,978,596)				68,967,187

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 10.8%
$ 43,171	Repurchase Agreement with State Street Bank, dated 9/30/2010, repurchase price $43,171,072, collateralized by $41,130,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $44,037,891	0.080%	10/01/10		$ 43,170,976
	Total Short-Term Investments (cost $43,170,976)				43,170,976
	Total Investments (cost $406,992,987) – 107.9%				430,136,518
	Other Assets Less Liabilities – (7.9)%				(31,430,261)
	Net Assets – 100%				$ 398,706,257

Investments in Derivatives

Futures Contracts outstanding at September 30, 2010:

					Unrealized
	Contract	Number of	Contract		Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
U.S. 2-Year Treasury Note	Short	(381)	12/10	$(83,623,547)	$(179,514)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$315,506,334	$2,492,021	$317,998,355
PPIP Limited Partnership	—	—	68,967,187	68,967,187
Short-Term Investments	43,170,976	—	—	43,170,976
Derivatives:
Futures Contracts*	(179,514)	—	—	(179,514)
Total	$42,991,462	$315,506,334	$71,459,208	$429,957,004
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Mortgage-Backed Securities	Level 3 PPIP Limited Partnership	Level 3 Total
Balance at the beginning of period	$—	$18,829,211	$18,829,211
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	(27,972)	7,331,551	7,303,579
Net purchases at cost (sales at proceeds)	2,515,286	42,806,425	45,321,711
Net discounts (premiums)	4,707	—	4,707
Net transfers in to (out of) at end of period fair value	—	—	—
Balance at the end of period	$2,492,021	$68,967,187	$71,459,208

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	—	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$179,514
* Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding investments in derivatives) was $406,993,153.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:
Gross unrealized:
Appreciation	$ 25,950,853
Depreciation	(2,807,488)
Net unrealized appreciation (depreciation) of investments	$ 23,143,365

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3.
PPIP	Public-Private Investment Program.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.
N/R	Not rated.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.

Exhibit 99.CERT

CERTIFICATIONS

I, Gifford R. Zimmerman, certify that:

1.                     I have reviewed this report on Form N-Q of Nuveen Mortgage Opportunity Term Fund

2.                     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                     The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.                      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.                      Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.                       Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.                      Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                     The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.                      All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.                      Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 29, 2010

/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

CERTIFICATIONS

I, Stephen D. Foy, certify that:

1.                     I have reviewed this report on Form N-Q of Nuveen Mortgage Opportunity Term Fund

2.                     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                     The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.                      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.                      Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.                       Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.                      Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                     The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.                      All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.                      Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 29, 2010

/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)